Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Schedule of Related Party Transactions Basis
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except for Variable, Sales and Acquisition Fees)
	2014	2015	2016
Fixed Fee	$0.700	$0.800	$0.975
Variable Fee	1.25%	1.25%	0.00%
Supervision Fee	$550	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2014	2015	2016
Fixed and Variable fees	$8,962	$10,764	$11,611
Supervision Fees	2,200	1,925	1,925
Acquisition Fees	1,429	1,160	972